Share Capital and Earnings Per Share - Summary of Changes in Issued and Outstanding Shares - Preferred Shares (Detail) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [Line Items]
Balance, beginning of year	$ 42,163
Balance, end of year	47,151	$ 42,163
Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Balance, beginning of year	3,577	3,577
Issued, amount	250
Issuance costs, net of tax	(5)
Balance, end of year	$ 3,822	$ 3,577
Balance, beginning of year	146	146
Balance, end of year	156	146
Class 1, Series 25 Preferred Shares [Member]
Disclosure of classes of share capital [Line Items]
Issued, amount	$ 250
Number of shares, issued	10	0
Balance, end of year	10